SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2012	Jan. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Monthly Payments For Rent	$ 1,000
Notes Payable			0	196,800	81,800
Stock Issued During Period, Shares, Conversion of Convertible Securities			107,004
Debt Instrument, Convertible, Conversion Price			$ 0.50
Proceeds from Convertible Debt		250,000	425,000	200,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			500,000
Carlson Lease [Member]
Lease Expiration Date				May 01, 2017
Monthly Payments For Rent				2,300
Sutter Lease [Member]
Lease Expiration Date			May 01, 2014
Area of Land				1,000
Payments for Rent			250,000
Subsequent Event [Member]
Notes Payable				196,800
Issuance Date Of Promissory Notes Description				promissory notes issued by the Company on dates ranging from December 23, 2008 to October 26, 2011
Accounts Payable, Interest-bearing, Interest Rate				6.00%
Stock Issued During Period Value For Debt				214,008
Stock Issued During Period Value Per Share For Debt				$ 1.00
Proceeds from Convertible Debt			500,000
Warrants To Purchase Of Common Stock			1,000,000
Proceeds from Issuance or Sale of Equity			445,000
Subsequent Event, Description			Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses.
Stock Issued During Period Shares For Debt				214,008
Stock Issued To Investors				200,000
Convertible Debt Issued To Investors				200,000
Freestanding Derivative Value			500,000
Stock Issued During Period Value Accrued Interest			26,250
Stock Issued During Period Shares Accrued Interest			35,816
Subsequent Event [Member] | Warrant [Member]
Reset Conversion Price			110.00%
Conversion Shares Issuable To Purchaser Percentage			100.00%
Warrants Exercise Price			$ 0.7
Subsequent Event [Member] | Debentures [Member]
Debt Instrument, Convertible, Conversion Price			$ 0.5
Debt Instrument, Maturity Date			Nov. 01, 2014
Debt Instrument, Description			the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company's common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the "Reset Conversion Price")
Reset Conversion Price			120.00%
Subsequent Event [Member] | Subscription Agreement [Member]
Advances Received From Investors				850,000
Shares and Debentures Issued To Investors				625,000
Value Of Shares and Debentures Issued To Investors				625,000
Proceeds From Issuance Of Shares and Debentures To Investors				400,000
Stock Issued During Period, Shares, Conversion of Convertible Securities				425,000
Stock Issued During Period, Value, Conversion of Convertible Securities				425,000
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price One [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities				50,000
Debt Instrument, Convertible, Conversion Price				$ 0.80
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price Two [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities				125,000
Debt Instrument, Convertible, Conversion Price				$ 0.95
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price Three [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities				125,000
Debt Instrument, Convertible, Conversion Price				$ 1.10
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price Four [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities				125,000
Debt Instrument, Convertible, Conversion Price				$ 1.25
Subsequent Event [Member] | Carlson Lease [Member]
Lease Expiration Date				May 01, 2017
Monthly Payments For Rent				2,300
Area of Land				1,000
Subsequent Event [Member] | Sutter Lease [Member]
Lease Expiration Date				May 01, 2014
Payments for Rent				$ 250,000